NOTE 5 - CONVERTIBLE NOTES PAYABLE (Tables)	9 Months Ended
Jul. 31, 2017
Debt Disclosure [Abstract]
Derivative Liability
October 31, 2016	$1,248,689
Issuance of derivative	575,055
Conversion into stock or assignment	(1,459,101)
Extinguishment of debt	(10,590)
Change in fair value	1,145,093
July 31, 2017	$1,499,146